Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Schedule of future rental commitments under outstanding agreements with the affiliated companies

As of December 31, 2012, future rental commitments under outstanding agreements with the affiliated companies are approximately as follows (in thousands):

2013	$3,481
2014	3,433
2015	3,177
2016	3,300
2017	3,429
Thereafter	19,616

$36,436